Note 7 - Debt (Details Textual)												1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 15, 2022 USD ($)	Feb. 28, 2022 USD ($)	Sep. 01, 2021 USD ($)	Mar. 18, 2021 USD ($)	Nov. 09, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 08, 2019	Dec. 21, 2018 USD ($)	Jun. 29, 2018 USD ($)	Sep. 05, 2017 USD ($)	Sep. 28, 2015	Mar. 15, 2022 USD ($)	Mar. 02, 2022 USD ($)	Aug. 06, 2023 USD ($)	Aug. 06, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 06, 2021 USD ($)	Jul. 20, 2016
Gain (Loss) on Disposition of Property Plant Equipment, Total																$ (0)	$ (12,355,000)	$ (0)
Increase (Decrease) in Deferred Charges																1,204,000	$ 1,115,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument, Fair Value Disclosure, Total																$ 147,246,000
M/T Eco Marina Del Ray [Member]
Sale Leaseback Transaction, Lease Term (Year)									5 years
Charter Rate Per Day									$ 8,600
Sale Leaseback Transaction, Buy Back, Amount									22,680,000
Proceeds from Sale of Property, Plant, and Equipment, Total									$ 32,387,000
M/T Nord Valiant [Member]
Charter Rate Per Day								$ 5,875
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 19,514,000
Charter Term (Year)								5 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities								$ 21,655,000
M/T Eco California [Member]
Charter Rate Per Day								$ 6,550
Proceeds from Sale of Property, Plant, and Equipment, Total					$ 22,520,000
Charter Term (Year)								7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities								$ 24,140,000
Gain (Loss) on Disposition of Property Plant Equipment, Total					$ (674,000)
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member] | Sale and Leaseback Agreements With OFI [Member]
Sale Leaseback Transaction, Lease Term (Year)							10 years
M/T Eco Los Angeles and M/T Eco City of Angels [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total												$ 18,640,000
M/T Eco Los Angeles and M/T Eco City of Angels [Member] | Avic International Leasing Co., Ltd [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total						$ 60,200,000
Bareboat Charter Hire Expenses, Per Day, for the First Five Years						9,435
Bareboat Charter Hire Expenses, Per Day, for Five Through Ten Years						9,090
M/T Eco Los Angeles [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 27,197,000
M/T Eco Los Angeles [Member] | Avic International Leasing Co., Ltd [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 11,288,000
M/T Eco City of Angels [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 27,163,000
M/T Julius Caesar and M/T Legio X Equestris [Member] | Subsequent Event [Member]
Sale Leaseback Transaction, Lease Term (Year)													8 years
Sale Leaseback Transaction, Quarterly Rental Payments													$ 675,000
Sale Leaseback Transaction, Balloon Payment													$ 32,403,000
Number of Vessels Sold													2
M/T Julius Caesar and M/T Legio X Equestris [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Sale Leaseback Transaction, Variable Interest Rate													2.60%
M/T Julius Caesar [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total													$ 54,005,000
M/T Legio X Equestris [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total													$ 53,997,000
ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				0.10%												0.10%
ABN Bank [Member] | Eco West Coast [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 36,800,000
Debt Instrument, Periodic Payment, Total				615,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 22,040,000															$ 21,500,000
Debt Instrument, Net Asset Cover Ratio				125.00%
Minimum Free Liquidity, Per Collaterlized Vessel				$ 500,000
Debt Instrument, Covenant, Market Adjusted Total Assets Minus Total Liabilities, Minimum				$ 60,000,000
ABN Bank [Member] | Eco West Coast [Member] | Forecast [Member]
Debt Instrument, Periodic Payment, Total														$ 625,000	$ 750,000
ABN Bank [Member] | Eco West Coast [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate				2.50%												3.00%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Total Debt To Market Adjusted Total Assets Ratio Percentage											75.00%
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																				12
ABN Bank Facility [Member] | Eco Malibu [Member]
Line of Credit Facility, Maximum Borrowing Capacity																			$ 38,000,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Debt Covenant, Ratio of Total Net Debt to Fleet Value										75.00%
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel										$ 500,000
AT Bank [Member] | M/T Eco Palm Desert [Member]
Total Debt To Market Adjusted Total Assets Ratio Percentage										75.00%
Debt Instrument, Net Asset Cover Ratio, Year Three										125.00%
Minimum Free Liquidity, Per Bareboated Charter-in Vessel										$ 500,000